Segment information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Information Tables
Schedule of revenues by business segment

The Company’s revenues by business segment for the years ended December 31, 2017 are as follows:

	For the year ended December 31, 2017
	Air transportation	Loyalty	Eliminations	Consolidated
Revenue (1)
External customers	$4,167,658	$274,026	$—	$4,441,684
Inter-segment	112,037	4,366	(116,403)	—

Total revenue	4,279,695	278,392	(116,403)	4,441,684

Cost of loyalty rewards	55,604	126,505	(105,967)	76,142
Operating expenses	3,741,852	30,122	(13,489)	3,758,485
Depreciation and amortization	313,314	12,876	(12,777)	313,413
Interest expense	174,657	8,675	—	183,332
Interest income	(12,978)	(1,550)	—	(14,528)
Derivative instruments	2,536	—	—	2,536
Foreign exchange	20,161	2	—	20,163
Income tax expense	19,457	652	—	20,109

Net (loss) profit for the period	$(34,908)	$101,110	$15,830	$82,032

Total Assets	$6,796,848	$248,919	$(184,371)	$6,861,396

Total Liabilities	$5,082,763	$545,951	$(107,018)	$5,521,696

The Company’s revenues by business segment for the years ended December 31, 2016 are as follows:

	For the year ended December 31, 2016
	Air transportation	Loyalty	Eliminations	Consolidated
Revenue (1)
External customers	$3,898,271	$240,067	$—	$4,138,338
Inter-segment	89,071	3,834	(92,905)	—

Total revenue	3,987,342	243,901	(92,905)	4,138,338

Cost of loyalty rewards	53,901	120,589	(78,785)	95,705
Operating expenses	3,509,122	19,617	(14,122)	3,514,617
Depreciation and, amortization	269,534	12,789	(12,777)	269,546
Interest expense	172,381	249	—	172,630
Interest income	(13,960)	906	—	(13,054)
Derivative instruments	(3,321)	—	—	(3,321)
Foreign exchange	23,952	(13)	—	23,939
Income tax expense	32,384	1,706	—	34,090

Net (loss) profit for the period	$(56,651)	$88,058	$12,779	$44,186

Total Assets	$6,328,740	$227,382	$(204,787)	$6,351,335

Total Liabilities	$4,842,190	$203,542	$(114,658)	$4,931,074

(1)	Loyalty revenue for miles redeemed is allocated to passenger revenue and, other loyalty revenue is recorded in other revenue.

Schedule of revenues by geographic area

The Company’s revenues by geographic area for the years ended December 31, 2017, 2016 and 2015 are as follows:

	For the year ended December 31,
	2017	2016	2015
North America	$565,910	$539,365	$653,452
Central America and the Caribbean	539,682	442,841	592,947
Colombia	1,961,600	1,831,218	1,840,597
South America (ex–Colombia)	933,569	840,934	918,956
Other	440,923	483,980	355,389

Total operating revenue	$4,441,684	$4,138,338	$4,361,341